Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Increase in inventories	$ (18)	$ (185)	$ (146)	$ (546)
Increase in trade receivables	(501)	(447)	(1,421)	(1,147)
Increase/(decrease) in trade payables	(142)	73	(551)	99
Change in other current and non-current assets	(105)	9	(377)	(100)
Change in other current liabilities	1,004	605	744	531
Total	$ 238	$ 55	$ (1,751)	$ (1,163)